Income Taxes (Schedule Of Provision For Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal U.S., current	$ 253.1	$ 235.4	$ 231.8
Non-U.S., current	370.9	246.4	194.0
State and local, current	33.8	67.6	31.3
Federal U.S., deferred	220.0	258.3	180.7
Non-U.S., deferred	(59.2)	13.8	1.2
State and local, deferred	39.0	4.2	9.8
Income tax provision	$ 857.6	$ 825.7	$ 648.8